Derivative Financial Instruments - Additional Information (Details) $ in Thousands											12 Months Ended
	Dec. 11, 2025 USD ($) PEN (S/)	Dec. 10, 2025 USD ($) Soles	Nov. 17, 2025 USD ($) SOLES	Mar. 07, 2025 USD ($) SOLES	Jan. 23, 2025 USD ($) PEN (S/)	Dec. 18, 2024 USD ($)	Apr. 25, 2024 USD ($) MXN ($)	Jul. 21, 2023 USD ($)	Jun. 01, 2023 USD ($) PEN (S/)	Nov. 29, 2022 PEN (S/)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 PEN (S/)	Dec. 19, 2025 MXN ($)	Dec. 04, 2025 USD ($)	Nov. 06, 2025 USD ($)	Nov. 06, 2025 MXN ($)	Sep. 30, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 MXN ($)	Mar. 22, 2024 USD ($)	Mar. 19, 2024 USD ($)	May 05, 2023 USD ($)	Nov. 09, 2022 USD ($)	Nov. 09, 2022 PEN (S/)	Nov. 20, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount												S/ 5,048,548,000	S/ 5,557,229,000		S/ 5,133,067,000			$ 365,000										$ 300,000
Derivative Financial Instruments maturity Year						2029
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income											S/ 80,597,000	16,140,000	75,423,000
Other comprehensive income, net of tax, change in value of foreign currency basis spreads											22,244,000	9,249,000	32,100,000
Other comprehensive income, net of tax, finance income (expenses) from reinsurance contracts held excluded from profit or loss											18,268,000	34,482,000	86,135,000
Other comprehensive income net of tax tax expenses excluded from profit or loss											10,140,000	7,069,000	34,051,000
Finance costs											651,290,000	633,593,000	783,782,000
Income tax relating to components of other comprehensive income											248,000	(1,744,000)	(4,305,000)
Fx operation Agreement Call Spread 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 84,000			$ 253,000																			$ 253,000
Derivative Financial Instruments Derecognised	2029
Fx operation Agreement Call Spread 2029 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate	3.4			3.713
Fx operation Agreement Call Spread 2029 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate	3.8			3.756
Fx operation Agreement Call Spread Long Put 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 47,000			$ 47,000
Fx operation Agreement Call Spread Short Call 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			47,000			$ 47,000
Fx operation Agreement Call Spread 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 55,500																					$ 55,500	S/ 238,650,000
Adjustments for decrease (increase) in derivative financial assets										S/ 13,774,000
Percentage of term loan covered																										100.00%	100.00%
Fx operation Agreement Call Spread 2026 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate										3.875
Fx operation Agreement Call Spread 2026 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate										4.3
Fx operation Agreement Purchased Collar 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $																									$ 396,500
Percentage of term loan covered																									100.00%
Novation Portion Of Derivative Asset | $							$ 366,500																	$ 30,000
Fx operation Agreement Single Call 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $							$ 30,000										$ 30,000
Average foreign exchange rate | $							22.5
Fx operation Agreement Call Spread with Citibank [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $									$ 53,000
Percentage of term loan covered									100.00%
Fx operation Agreement Call Spread with Citibank [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate									3.8575
Fx operation Agreement Call Spread with Citibank [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate									4.3
Fx operation Agreement Purchased Collar 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $								$ 80,000
Average foreign exchange rate								6,000
Interest Rate Swap TIIE 2028 One [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $																				$ 1,705,351,000		$ 3,410,703,000
Derivative Instruments interest rate																				8.81%	11.80%	11.80%
Interest Rate Swap SOFR 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount														$ 3,410,703,000			$ 77,500		$ 1,705,351,000		$ 77,500
Derivative Instruments interest rate																	4.51%				4.51%	4.51%
Fx operation Agreement Call Spread 2032 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 57,000	$ 253,000	$ 253,000
Derivative Financial Instruments maturity Year			2032
Derivative Financial Instruments Derecognised	2032	2032
Fx operation Agreement Call Spread 2032 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate	3.4	3.713	3.4
Fx operation Agreement Call Spread 2032 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate	3.83	3.83	3.713
Fx Operation Agreement Call Spread [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 108,500				$ 108,500
Fx Operation Agreement Call Spread [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate					3.713
Fx Operation Agreement Call Spread [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate					4.2
Fx operation Agreement Call Spread 2028 One [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 2,082				$ 50,918
Fx operation Agreement Call Spread 2028 Two [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 50,918				$ 2,082
Call spread and Single Call agreements [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives premiums payable												S/ 85,849,000	S/ 157,896,000		145,115,000
Reserve of gains and losses on hedging instruments that hedge investments in equity instruments															29,308,000
Finance costs											39,098,000
Income tax relating to components of other comprehensive income											9,790,000
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Reserve of gains and losses on hedging instruments that hedge investments in equity instruments															S/ 20,871,000
Finance costs											29,375,000
Income tax relating to components of other comprehensive income											S/ 8,504,000
Interest Rate Swap Sofr 2030 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $																$ 3,180,000,000			$ 1,590,240,000
Derivative Instruments interest rate																10.43%		8.52%	8.52%